Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Revaluation surplus [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Financial Assets At F V T O C I [Member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments [member]	Other equity interest [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2019	$ 45	$ 631,246	$ 28,189	$ (46,981)	$ 1		$ (249)	$ 612,251		$ 612,251
IfrsStatementLineItems [Line Items]
Loss for the year			(171,491)					(171,491)		(171,491)
Share-based payments granted, net of shares withheld for employee taxes			40,861					40,861		40,861
Stock options exercised		6,776						6,776		6,776
Cash flow hedge					48			48		48
Currency translation on foreign entities				(50,100)				(50,100)		(50,100)
Own credit adjustment							(219)	(219)		(219)
Shares repurchased		(15)						(15)		(15)
Ending balance, value at Dec. 31, 2020	45	638,007	(102,441)	(97,081)	49		(468)	438,111		438,111
IfrsStatementLineItems [Line Items]
Loss for the year			(164,993)					(164,993)	(341)	(165,334)
Share-based payments granted, net of shares withheld for employee taxes			139,025					139,025		139,025
Stock options exercised		12,252						12,252		12,252
Shares issued on business acquisition		277,575						277,575		277,575
Cash flow hedge					1,438			1,438		1,438
Currency translation on foreign entities				(13,855)				(13,855)		(13,855)
Own credit adjustment							(1,051)	(1,051)		(1,051)
Issuance of preferred shares (Series F-1)	5	400,910						400,915		400,915
Issuance of preferred shares (Series G)	3	399,997						400,000		400,000
Issuance of preferred shares (Series G-1)	28	399,972						400,000		400,000
Issuance of shares under the customer program and IPO (note 1b)	2	2,602,024						2,602,026		2,602,026
Transactions costs from IPO (note 1b)		(47,545)						(47,545)		(47,545)
Shares repurchased		(4,607)						(4,607)		(4,607)
Increase in non-controlling interests									1,850	1,850
Other comprehensive income (loss)						1,741		1,741		1,741
Ending balance, value at Dec. 31, 2021	83	4,678,585	(128,409)	(110,936)	1,487	1,741	(1,519)	4,441,032	1,509	4,442,541
IfrsStatementLineItems [Line Items]
Loss for the year			(364,578)					(364,578)	(56)	(364,634)
Share-based payments granted, net of shares withheld for employee taxes			201,991					201,991		201,991
Share-based compensation - contingent share award (CSA) termination			355,573					355,573		355,573
Stock options exercised		4,505						4,505		4,505
Shares issued on business acquisition		36,671						36,671		36,671
Shares issued on IPO over-allotment		247,998						247,998		247,998
Transactions costs from IPO over-allotment		(3,985)						(3,985)		(3,985)
Deconsolidation of subsidiary									(1,453)	(1,453)
Cash flow hedge					(8,973)			(8,973)		(8,973)
Fair value changes - financial assets at FVTOCI						(24,039)		(24,039)		(24,039)
Currency translation on foreign entities				2,580				2,580		2,580
Own credit adjustment							2,008	2,008		2,008
Ending balance, value at Dec. 31, 2022	$ 83	$ 4,963,774	$ 64,577	$ (108,356)	$ (7,486)	$ (22,298)	$ 489	$ 4,890,783		$ 4,890,783